Acquisition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Acquisition (Tables) [Line Items]
Schedule of details of the carrying amount and the fair value of identifiable assets and liabilities
Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000

DuraGraft [Member]
Acquisition (Tables) [Line Items]
Schedule of details of the carrying amount and the fair value of identifiable assets and liabilities
Consideration
Common shares	$12,500,000
Warrants	1,200,000
Contingent consideration[1]	9,926,000
Total consideration	$23,626,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working capital	$30,908
Property, plant, and equipment	9,092
Intangible assets	18,170,000
Goodwill	5,416,000
Total identifiable assets	$23,626,000

[1]	During the year ended December 31, 2021, for the purposes of the final allocation of the purchase price consideration, contingent consideration was measured as of the date of Somah acquisition - July 31, 2020 and valued at $9,926,000. Since then, the fair market value of the contingent liabilities, measured in accordance with Level 3 of the fair value hierarchy, has increased by $1,387,000 to $11,313,000 as at December 31, 2021 (Note 1).

My Health Logic Inc. [Member]
Acquisition (Tables) [Line Items]
Schedule of details of the carrying amount and the fair value of identifiable assets and liabilities
Consideration given up
Common shares	$7,774,000
Total consideration given up	$7,774,000

Fair value of identifiable assets acquired, and liabilities assumed
Net working deficit	$(613,156)
Property, plant, and equipment	12,500
Intangible assets	6,600,000
Goodwill	1,774,656
Total identifiable assets	$7,774,000